UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 05/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

May 31, 2013

1-855-745-3863

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Aftershock Strategies Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Aftershock Strategies Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through May 31, 2013

Non-Annualized Total Returns as of May 31, 2013

	Since Inception Class I*	Since Inception Class N**
Aftershock Strategies Fund – Class I	(3.76)%	N/A
Aftershock Strategies Fund – Class N	N/A	(5.30)%
S&P 500 Total Return Index***	5.18%	15.37%

________________

* Class I commenced operations on March 22, 2013.

** Class N commenced operations on December 31, 2012.

*** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.60% for Class I and 1.85% for Class N.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-745-3863.

Portfolio Composition as of May 31, 2013 (Unaudited)

    Percent of Net Assets

Short-term Investments

     59.77%

Debt Funds

     22.25%

Commodity Funds

     10.44%

Equity Funds

       2.06%

Exchange Traded Notes

       0.54%

Other Assets in Excess of Liabilities

       4.94%

Net Assets

   100.00%

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 34.75%
	COMMODITY FUNDS - 10.44%
3,150	SPDR Gold Shares * ^	$ 421,848
12,500	Sprott Physical Gold Trust * ^	144,375
55,000	United States Natural Gas Fund LP * ^	1,172,186
		1,738,409
	DEBT FUNDS - 22.25%
2,500	iShares Barclays 20+ Year Treasury Bond Fund	286,225
10,600	iShares Barclays 7-10 Year Treasury Bond Fund	1,116,392
5,225	iShares Barclays TIPS Bond Fund	609,914
25,000	iShares Floating Rate Note Fund	1,267,000
7,600	Schwab U.S. TIPs ETF	425,980
		3,705,511
	EQUITY FUNDS - 2.06%
3,000	Market Vectors Gold Miners ETF	88,530
14,000	Market Vectors Junior Gold Miners ETF	167,720
3,000	ProShares Short S&P 500 *	87,870
		344,120

	TOTAL EXCHANGE TRADED FUNDS	5,788,040
	(Cost - $5,917,402)

	EXCHANGE TRADED NOTE - 0.54%
4,550	PowerShares DB Inverse Japanese Government Bond Futures Exchange Traded Notes *	89,225
	TOTAL EXCHANGE TRADED NOTE
	(Cost - $88,025)

	SHORT-TERM INVESTMENT - 59.77%
	MONEY MARKET FUND - 59.77%
9,955,713	Federated Government Obligation Fund, 0.00% + ^	9,955,713
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $9,955,713)

	TOTAL INVESTMENTS - 95.06% (Cost - $15,961,140) (a)	$ 15,832,978
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.94%	822,846
	NET ASSETS - 100.00%	$ 16,655,824

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2013.
^ All or a portion of these instruments are holdings of Aftershock Fund Limited.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,961,140 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,740
	Unrealized depreciation	(132,902)
	Net unrealized depreciation	$ (128,162)

See accompanying notes to financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2013

ASSETS
Investment securities:
At cost	$ 15,961,140
At value	15,832,978
Receivable for securities sold	1,885,811
Receivable for fund shares sold	499,781
Receivable from investment advisor	10,331
Prepaid expenses and other assets	92,992
TOTAL ASSETS	18,321,893

LIABILITIES
Payable for securities purchased	1,611,262
Redemptions Payable	46,541
Distribution (12b-1) fees payable	2,011
Accrued expenses and other liabilities	6,255
TOTAL LIABILITIES	1,666,069
NET ASSETS	$ 16,655,824

Net Assets Consist Of:
Paid in capital	$ 17,070,111
Accumulated net investment loss	(28,510)
Accumulated net realized loss from security transactions	(257,615)
Net unrealized depreciation of security transactions	(128,162)
NET ASSETS	$ 16,655,824

Class I Shares:
Net Assets	$ 6,998,887
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	738,934
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.47

Class N Shares:
Net Assets	$ 9,656,937
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,020,078
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.47

See accompanying notes to financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2013*

INVESTMENT INCOME
Dividends (Less $69 Foreign tax withholding)	$ 12,513
Interest	59
TOTAL INVESTMENT INCOME	12,572

EXPENSES
Investment advisory fees	29,740
Registration fees	11,082
Transfer agent fees	10,483
Legal fees	10,301
Accounting services fees	6,000
Distribution (12b-1) fees- Class N	5,770
Compliance officer fees	5,444
Audit fees	5,042
Administrative services fees	4,352
Printing and postage expenses	4,028
Custodian fees	3,021
Trustees' fees and expenses	2,014
Insurance expense	1,611
Miscellaneous expenses	805
TOTAL EXPENSES	99,693
Fees waived by the Advisor/expense reimbursed	(58,611)
NET EXPENSES	41,082

NET INVESTMENT LOSS	(28,510)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments	(257,615)
Net change in unrealized appreciation (depreciation) of investments	(128,162)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(385,777)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (414,287)
_____
* Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012.

See accompanying notes to financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
May 31, 2013*
FROM OPERATIONS
Net investment income loss	$ (28,510)
Net realized loss from investments	(257,615)
Net change in unrealized appreciation (depreciation) of investments	(128,162)
Net decrease in net assets resulting from operations	(414,287)

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	7,030,160
Net increase in net assets from shares of beneficial interest	7,030,160
Class N:
Proceeds from shares sold	10,751,478
Payments for shares redeemed	(711,527)
Net increase in net assets from shares of beneficial interest	10,039,951

Net increase in net assets from shares of beneficial interest	17,070,111

TOTAL INCREASE IN NET ASSETS	16,655,824

NET ASSETS
Beginning of Period	-
End of Period +	$ 16,655,824
+ Includes accumulated net investment loss of:	$ (28,510)

SHARE ACTIVITY
Class I
Shares Sold	738,934
Net increase in shares of beneficial interest outstanding	738,934

Class N
Shares Sold	1,093,992
Shares Redeemed	(73,914)
Net increase in shares of beneficial interest outstanding	1,020,078
_____
* Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012.

See accompanying notes to financial statements.

Aftershock Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
May 31, 2013 (1)

Net asset value, beginning of period	$ 9.84

Activity from investment operations:
Net investment loss (2)	(0.03)
Net realized and unrealized loss
on investments	(0.34)
Total from investment operations	(0.37)

Net asset value, end of period	$ 9.47

Total return (3)	(3.76)%

Net assets, end of period (000s)	$ 6,999

Ratio of expenses to average net assets:
Before reimbursement (5,6,7)	3.40%
Net of reimbursement (5,6,7)	1.36%

Ratio of net investment loss to average net assets (5,7,8)	(1.36)%

Portfolio Turnover Rate (4)	388%

(1) Class I commenced operations on March 22, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Not annualized for periods less than one year.
(5) Annualized for periods of less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Aftershock Strategies Fund - Class N
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
May 31, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized loss
on investments	(0.48)
Total from investment operations	(0.53)

Net asset value, end of period	$ 9.47

Total return (3)	(5.30)%

Net assets, end of period (000s)	$ 9,657

Ratio of expenses to average net assets:
Before reimbursement (5,6,7)	4.23%
Net of reimbursement (5,6,7)	1.74%

Ratio of net investment loss to average net assets:	(1.20)%

Portfolio Turnover Rate (4)	388%

(1) Class N commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Not annualized for periods less than one year.
(5) Annualized for periods of less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2013

1.

ORGANIZATION

Aftershock Strategies Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is preservation of capital with a secondary objective of capital appreciation, each in the event of a long term decline in the equity and fixed income markets.   The Fund currently offers Class I and Class N shares. Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012. Both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value”

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds *	$ 5,788,040	$ -	$ -	$ 5,788,040
Exchange-Traded Notes	89,225	-	-	89,225
Short-Term Investment	9,955,713	-	-	9,955,713
Total	$ 15,832,978	$ -	$ -	$ 15,832,978

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*Please refer to the Portfolio of Investments for Industry classifications.

Consolidation of Subsidiaries – Aftershock Fund Limited (ASFL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of ASFL, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

ASFL utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, ASFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

A summary of the Fund’s investment in the CFC is as follows:

	Inception Date of SPC	SPC Net Assets at May 31, 2013	% Of Fund Net Assets at May 31, 2013
ASFL	1/4/2013	$ 2,667,004	16.01%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $21,720,603 and $15,715,176, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Absolute Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Trust, on behalf of the Fund, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets for the period December 31, 2012 through March 13, 2013. At a Special meeting of the Board of Trustees held on March 12, 2013, the Board approved a reduced advisory fee of 1.25% of the Fund’s average daily net assets and at a Special meeting of the Board of Trustees held on May 23, 2013, the Board approved a reduced advisory fee of 1.00% of the Fund’s average daily net assets. From the Fund’s commencement of operations December 31, 2012 through May 31, 2013, the Fund incurred $29,740 in advisory fees.

Pursuant to a written agreement (the "Waiver Agreement"), the Adviser has agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, interest and tax expenses, dividends on short positions and extraordinary expenses) do not exceed 1.20% and 1.45% of the Fund’s average daily net assets for Class I and Class N shares, respectively, through March 31, 2014. These amounts herein will be referred to as the "expense limitations."  From the Fund’s commencement of operations December 31, 2012 through March 11, 2013 the Adviser agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses so that total fund operating expenses do not exceed 1.95% of the Fund’s average daily net assets for Class N shares.  At a Special meeting of the Board of Trustees held on March 12, 2013, the Board approved a reduced expense limitation of 1.70% of the Fund’s average daily net assets for Class N shares. From the commencement of the Fund’s Class I shares, March 22, 2013 through May 22, 2013 the Adviser agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses so that total fund operating expenses do not exceed 1.45% of the Fund’s average daily net assets for Class I shares.  At a Special meeting of the Board of Trustees held on May 23, 2013, the Board approved a reduced expense limitation of 1.20% and 1.45% of the Fund’s average daily net assets for Class I and Class N shares, respectively through March 31, 2014.  For the period December 31, 2012 through May 31, 2013, expenses of $58,611 incurred by the Fund were waived/reimbursed by the Adviser.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

As of May 31, 2013, the following amounts are subject to recapture by the Advisor by November 30 of the following years:

2016
$ 58,611

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class N shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended May 31, 2013, pursuant to the Plan, Class N shares paid $5,770.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I and Class N shares. The Distributor is an affiliate of GFS. For the period ended May 31, 2013, the Distributor received no compensation in underwriting commissions for sales of Class N shares.

Trustees- Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of May 31, 2013, Charles Schwab & Co,

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Continued)

May 31, 2013

an account holding shares for the benefit of others in nominee name, held approximately 100% and 59% of the voting securities of Class I and Class N shares, respectively.

6.   UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Federated Government Obligations Fund, (the “Federated Fund”).  The Fund may redeem its investment from the Federated Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Federated Fund.  The financial statements of the Federated Fund, including the portfolio of investments, can be found at www.federatedinvestors.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2013 the percentage of the Fund’s net assets invested in the Federated Fund was 59.77%.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 3, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Aftershock Strategies Fund (the “Fund”) and Absolute Investment Management, LLC (“Absolute”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to Absolute (including due diligence questionnaires completed by Absolute, Absolute’s Forms ADV, select financial information of Absolute, bibliographic information regarding Absolute’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Absolute, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations considering the Investment Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  During the discussions with Absolute at the Meeting, the Board reviewed materials provided by Absolute related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Absolute’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Absolute’s specific responsibilities in all aspects of the day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representative of Absolute with respect to a series of important questions, including whether Absolute was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Absolute has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Absolute of its practices for monitoring compliance with the Fund’s investment limitations, noting that Absolute’s CCO will periodically review the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under Absolute’s compliance program. The Board then reviewed the capitalization of Absolute based on financial information and other materials provided by Absolute and discussed such materials with Absolute. The Board concluded that Absolute was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund, however, the Board requested that Absolute provide additional financial information to the Board and the Trust’s officers supporting representations made by Absolute at the Meeting as to Absolute’s financial condition.  After entertaining questions from the Board, the representatives of each Proposed Adviser disconnected from the Meeting.  The Board concluded that Absolute had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Absolute were satisfactory and reliable.

Performance.  The Board considered Absolute’s past performance as well as other factors relating to Absolute’s track record.  The Trustees then reviewed the performance of Aftershock’s composite track record for its proposed strategy, noting that performance was acceptable.  The Board concluded that Aftershock was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Absolute, the Board reviewed and discussed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Absolute with similar investment objectives and strategies.  The Board also considered any fall-out benefits likely to accrue to Absolute or its affiliates from its relationship with the Fund.  Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Absolute had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.95%, 1.70%, 1.95% and 2.95% of the Fund’s average net assets, for Class A, Class I, Class N and Class C Shares, respectively, at least until September 30, 2013, and found such arrangements to be beneficial to shareholders.  The Board noted that Absolute proposed to charge the Fund an advisory fee at an annual rate of 1.50% based on the average net assets the Fund.  The Board concluded that, based on Absolute’s experience, expertise, and services to be provided to the Fund, the advisory fees to be charged were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to Absolute with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Absolute provided by Absolute.  With respect to Absolute, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Absolute’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Absolute’s expectations for growth of the Fund.  The Board noted that the start-up phase of the Fund may be too soon to properly evaluate all of the economies of scale and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Absolute as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Subsequent Events.

At special meetings of the Board held on March 12, 2013 and May 23, 2013 (the “Special Meetings”), the Board, including a majority of the Independent Trustees, approved amendments to the Investment Advisory Agreement lowering the management fee for the Fund (the “Amended Advisory Agreement”).  In advance of the Special Meetings, the Board reviewed materials provided by Absolute, including a peer group comparison and profitability analysis for Absolute.

At the Special Meeting held on March 12, 2013 the Board approved an initial reduction of the advisory fee from 1.50% to 1.25% and at the Special Meeting held on May 23, 2013 the advisory fee was further reduced to 1.00% to accommodate Absolute’s larger advisory clients.  The Board considered that Absolute decided on this strategic change in an effort to grow fund assets and by lowering the advisory fee to possibly help attract more assets from Absolute’s larger advisory clients.

At the Special Meeting held on May 23, 2013, the Board reviewed the Investment Advisory Agreement, dated May 3, 2012 with amendments as proposed at the Special Meeting (the “Amended Advisory Agreement”) and the information included in the Meeting materials with respect to the revised advisory fee proposed by Absolute.  In particular, the Board reviewed and discussed the revised advisory fee in view of the comparative peer group information submitted by Absolute, concluding that Absolute’s reduced advisory fee fell within the range of advisory fees charged to Aftershock’s peer group of funds.  Additionally, the Board considered the revised profitability analysis submitted by Absolute reflecting the reduction in the advisory fee.  Having received such information from Absolute as the Board believed to be reasonably necessary to evaluate the terms of the Amended Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Amended Advisory Agreement are reasonable; (b) the proposed reduced investment advisory fee is reasonable; and (c) the Amended Advisory Agreement is in the best interests of Aftershock and its shareholders. The Board noted that Absolute proposed to reduce its current advisory fee by twenty five (25) basis points to now charge annual advisory fee of 1.00% based on the average net assets of the Fund:

The Board reviewed the Operating Expenses Limitation and Security Agreement with amendments as proposed at the Meeting (“Amended Aftershock Expense Limitation Agreement”), pursuant to which Absolute has agreed to waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board noted that, pursuant to the Amended Aftershock Expense Limitation Agreement, Absolute has agreed to further waive its fees and/or to cap expenses by an additional twenty five (25) basis points so as to limit net annual operating expenses, exclusive of certain fees, to 1.45%, 1.20%, 1.45% and 2.45% of the Fund’s average net assets, for Class A, Class I, Class N and Class C Shares, respectively, at least until March 31, 2014.

Aftershock Strategies Fund

EXPENSE EXAMPLES

May 31, 2013 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Annualized Expense Ratio	Expense Paid During Period 12/1/12-5/31/13
Actual
Class I *	$1,000.00	$ 962.40	1.36%	$ 2.56
Class N **	$1,000.00	$ 947.00	1.74%	$ 7.01
Hypothetical *** (5% return before expenses)
Class I	$1,000.00	$ 1,018.50	1.36%	$ 6.84
Class N	$1,000.00	$ 1,016.26	1.74%	$ 8.75

* Expenses are equal to the average account value over the period beginning March 22, 2013, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2013 (70) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period beginning December 31, 2012, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2013 (151) divided by the number of days in the fiscal year (365).

*** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2013 (182) divided by the number of days in the fiscal year (365).

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-745-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-745-3863.

INVESTMENT ADVISOR

Absolute Investment Management LLC

7315 Wisconsin Avenue, Suite 750 - West Tower

Bethesda, MD 20814

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

08/09/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

08/09/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik, Naviloff, Treasurer

Date

08/09/13